SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
20.	SHARE OPTION PLAN

The Option Scheme adopted in November 2006 will expire in November 2016.  The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price never shall be reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares of Ship Finance or treasury shares held by the Company may be used to satisfy exercised options.

The following summarizes share option transactions related to the Option Scheme in 2011, 2010 and 2009:

	2011		2010		2009
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	617,000	10.14	770,000	14.84	555,000	24.18
Cancelled	-	-	-	-	(355,000)	21.91
Granted	213,500	20.13	97,000	18.19	570,000	10.91
Exercised	-	-	(26,334)	10.38	-	-
Forfeited	-	-	(223,666)	26.69	-	-
Options outstanding at end of year	830,500	11.25	617,000	10.14	770,000	14.84
Exercisable at end of year	434,006	7.94	280,005	8.87	133,333	27.64

In 2009, previously granted options for 355,000 shares were cancelled and concurrently replaced with awards for 495,000 options. As prescribed by ASC 718, this was accounted for as a modification of previously awarded equity instruments.

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, cancelled, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, cancelled, exercised or forfeited, as appropriate.

The fair values of options granted or modified are estimated on the date of the grant or modification using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2011, 2010 and 2009 and of the options modified in 2009 are as follows:

	New options granted in year ended December 31			Options modified in
	2011	2010	2009	2009
	(at grant date)	(at grant date)	(at grant date)	(at modification date)
Risk free interest rate	1.13%	1.32%	1.42%	1.41%
Expected volatility	65.6%	65.6%	64.3%	63.5%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life of options	3.5 years	3.5 years	3.5 years	3.5 years

The risk-free interest rates were estimated using the interest rate on three year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.  It is assumed that all options granted under the plan will vest.

The weighted average grant-date fair value of new options granted during 2011 is $9.50 per share (2010: $8.37 per share; 2009: $5.63 per share). Of the options granted in 2009, 75,000 were new options granted and 495,000 were options granted to replace 355,000 options previously granted. The weighted average modification-date fair value of these replacement options granted in 2009 was $2.56 per share (2011: $nil; 2010: $nil).

The total intrinsic value of options exercised in 2010 was $0.2 million on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2011, is $0.8 million and their average remaining term is 2.6 years.

As of December 31, 2011, there was $1.3 million in unrecognized compensation costs related to non-vested options granted under the Option Scheme (2010: $0.8 million). This cost will be recognized over the remaining vesting periods, which average 1.0 years.